Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of financial income (expenses), net
	Year ended December 31
	2021	2022	2023
	US$ thousands

Interest income	927	230	1,254
Exchange rate differences, net	(1,031)	2,308	163
Bank charges	(48)	(74)	(45)

	(152)	2,464	1,372